Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes
	December 31,
	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Research and development expenses	$105	$104
Carryforward tax losses, see (2) below	1,388	1,588
Other	10	18
Less - valuation allowance, see (2) below	(1,360)	(1,526)
	$143	$184

Schedule of taxes on income included in statements of operations
	Years Ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
	U.S. dollars in thousands
Current:
In Israel	$335	$687	$420
Outside Israel	(12)	346	167
	323	1,033	587
Deferred:
In Israel	1	(18)	(59)
Outside Israel	6	(79)	(69)
	$330	$936	$459

Schedule of reconciliation of theoretical tax expense
	Years Ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$5,617	$6,883	$5,842

Theoretical tax expense	1,292	1,583	1,344
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(797)	(739)	(796)
	495	844	548
Increase (decrease) in taxes resulting from other differences:
Disallowable deductions	20	38	52
Taxes on income from previous years	(80)	169	-
Changes in valuation allowance	(119)	(127)	(152)
Other	14	12	11
Taxes on income for the reported years:	$330	$936	$459

* As follows:
Taxable in Israel	$5,144	$4,936	$5,135
Taxable outside Israel	473	1,947	707
	$5,617	$6,883	$5,842